Real Estate Owned (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Real Estate Owned [Abstract]
Balance at beginning of year	$ 358	$ 527
Loans transferred to real estate owned	910	745
Capitalized expenditures	5	37
Valuation adjustments	(37)	(171)
Disposals	(526)	(780)
Balance at end of year	$ 710	$ 358